Investments in Associates and Joint Ventures - Reconciles of Summary of Financial Information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)
TelevisaUnivision (formerly known as UH II)
Investments in Associates and Joint Ventures
Net loss	$ (62,568)	$ (1,127,613)	$ (40,333)	$ (838,874)	$ (280,533)	$ (4,940,904)
Other comprehensive income (loss)	202,569	3,905,473	$ (379,662)	(7,061,645)	$ 233,880	4,278,446
Purchase price allocation and other adjustments:
Net income (loss) adjustments		200,993		(151,397)		128,148
Share of loss on capital contribution to TelevisaUnivision		(1,876,319)		(990,271)		(4,812,756)
Group's interest in TelevisaUnivision:
Net loss		(1,876,319)		(990,271)		(4,812,756)
Other comprehensive income (loss)		3,905,473		$ (7,061,645)		$ 4,278,446
TelevisaUnivision
Purchase price allocation and other adjustments:
Share of loss on capital contribution to TelevisaUnivision	(51,000)	(949,699)
Group's interest in TelevisaUnivision:
Net loss	$ (51,000)	$ (949,699)